Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies
A discussion of the Company’s significant accounting policies can be found in the 2022 Consolidated Financial Statements. During the
six-month
period ended June 30, 2023, the Company adopted the following accounting policies:
New significant accounting policies adopted during the six months ended June 30, 2023
Investment in related party (Financial Instruments, Recognition and Measurement):
The Company has elected to measure equity securities without a readily determinable fair value, that do not qualify for the practical expedient in ASC 820 Fair Value Measurement to estimate fair value using the NAV per share (or its equivalent), at its cost minus impairment, if any. At each reporting period, the Company also evaluates indicators such as the investee’s performance and its ability to continue as going concern and market conditions, to determine whether an investment is impaired in which case, the Company will estimate the fair value of the investment to determine the amount of the impairment loss.